Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
We have operating leases primarily for real estate. The leases generally have terms which range from one year to 15 years, some include options to extend or renew, and some include options to early terminate the leases. As of December 31, 2020 and 2019, no such options have been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During the year ended December 31, 2020 and 2019, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When the interest rate implicit in each lease is not readily determinable, we apply our incremental borrowing rate in determining the present value of lease payments. All operating lease expense is recognized on a straight-line basis over the lease term. For the years ended December 31, 2020 and 2019, we recognized $25.0 million and $24.4 million in total lease costs, respectively.
Supplemental balance sheet and other information related to operating leases as of December 31, 2020 and 2019 are as follows:

(in thousands, except lease term and discount rate)	Location in balance sheet	2020	2019
Operating lease right-of-use assets	Other long-term assets	$102,522	$57,305
Current operating lease liabilities	Accrued and other current liabilities	$23,450	$18,739
Long-term operating lease liabilities	Other long-term liabilities	$85,585	$39,631

Weighted average remaining lease term		7.04 years	3.71 years
Weighted average discount rate		1.89%	2.39%

Supplemental cash flow information related to operating leases for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Cash paid for operating leases included in operating cash flows	$24,193	$26,113
Operating lease right-of-use assets obtained in exchange for lease obligations	$58,992	$24,670

Future maturities of operating lease liabilities as of December 31, 2020 are as follows:

Years ending December 31, (in thousands)
2021	$25,353
2022	20,993
2023	16,280
2024	10,790
2025	6,707
Thereafter	36,878
Total lease payments	117,001
Less: imputed interest	(7,966)
Total	$109,035
As of December 31, 2020, we do not have any material operating leases that have not yet commenced. We did not hold any material finance leases as of December 31, 2020 and 2019.